Information For Plans With Accumulated Benefit Obligation In Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 214.5	$ 324.9
Accumulated benefit obligation	198.8	299.4
Fair value of plan assets	$ 123.5	$ 203.2